J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.7

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
XXX	XXXXX	304695131	Number of Borrowers	XXX	XXX	Verified 2 borrowers from the signed note in file
XXX	XXXXX	304695131	Application Date	XX/XX/XXXX	XX/XX/XXXX	Verified the initial application date of XX/XX/XXXX from the LO signature on the initial 1003